Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Subscription Receivables [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 150,000		$ (143,318)	$ (58,252)	$ (51,570)
Beginning balance, shares at Dec. 31, 2020	15,000,000
Net income (loss)				(268,604)	(268,604)
Shareholder’s distributions				(7,322)	(7,322)
Ending balance, value at Dec. 31, 2021	$ 150,000		(143,318)	(334,178)	(327,496)
Ending balance, shares at Dec. 31, 2021	15,000,000
Net income (loss)				82,193	82,193
Ending balance, value at Mar. 31, 2022	$ 150,000		(143,318)	(251,985)	(245,303)
Ending balance, shares at Mar. 31, 2022	15,000,000
Beginning balance, value at Dec. 31, 2021	$ 150,000		(143,318)	(334,178)	(327,496)
Beginning balance, shares at Dec. 31, 2021	15,000,000
Net income (loss)					(327,065)
Ending balance, value at Sep. 30, 2022	$ 150,000		(142,702)	(661,243)	(653,945)
Ending balance, shares at Sep. 30, 2022	15,000,000
Beginning balance, value at Dec. 31, 2021	$ 150,000		(143,318)	(334,178)	(327,496)
Beginning balance, shares at Dec. 31, 2021	15,000,000
Net income (loss)				(370,438)	(370,438)
Shareholder’s contribution			616		616
Ending balance, value at Dec. 31, 2022	$ 150,000		(142,702)	(704,616)	(697,318)
Ending balance, shares at Dec. 31, 2022	15,000,000
Beginning balance, value at Mar. 31, 2022	$ 150,000		(143,318)	(251,985)	(245,303)
Beginning balance, shares at Mar. 31, 2022	15,000,000
Net income (loss)				(288,736)	(288,736)
Ending balance, value at Jun. 30, 2022	$ 150,000		(143,318)	(540,721)	(534,039)
Ending balance, shares at Jun. 30, 2022	15,000,000
Net income (loss)				(120,522)	(120,522)
Shareholder’s distributions			616		616
Ending balance, value at Sep. 30, 2022	$ 150,000		(142,702)	(661,243)	(653,945)
Ending balance, shares at Sep. 30, 2022	15,000,000
Beginning balance, value at Dec. 31, 2022	$ 150,000		(142,702)	(704,616)	(697,318)
Beginning balance, shares at Dec. 31, 2022	15,000,000
Net income (loss)				(3,577,621)	(3,577,621)
Shareholder’s distributions				(129)	(129)
Cancellation of common stocks - related party	$ (78,800)		78,800
Cancellation of common stocks - related party, shares	(7,880,000)
Stock compensation	$ 16,900		3,363,100		3,380,000
Stock compensation, shares	1,690,000
Shares Issued for Donation	$ 400		79,600		80,000
Shares issued for donation, shares	40,000
Stock issuance for cash	$ 2,125	(75,000)	412,875		340,000
Stock issuance for cash, shares	212,500
Ending balance, value at Mar. 31, 2023	$ 90,625	(75,000)	3,791,673	(4,282,366)	(475,068)
Ending balance, shares at Mar. 31, 2023	9,062,500
Beginning balance, value at Dec. 31, 2022	$ 150,000		(142,702)	(704,616)	(697,318)
Beginning balance, shares at Dec. 31, 2022	15,000,000
Net income (loss)					(4,914,162)
Ending balance, value at Jun. 30, 2023	$ 94,850	(25,000)	4,979,172	(5,618,918)	(569,896)
Ending balance, shares at Jun. 30, 2023	9,485,000
Beginning balance, value at Dec. 31, 2022	$ 150,000		(142,702)	(704,616)	(697,318)
Beginning balance, shares at Dec. 31, 2022	15,000,000
Net income (loss)					(5,118,460)
Ending balance, value at Sep. 30, 2023	$ 95,150		5,038,872	(5,823,216)	(689,194)
Ending balance, shares at Sep. 30, 2023	9,515,000
Beginning balance, value at Mar. 31, 2023	$ 90,625	(75,000)	3,791,673	(4,282,366)	(475,068)
Beginning balance, shares at Mar. 31, 2023	9,062,500
Net income (loss)				(1,336,541)	(1,336,541)
Shareholder’s distributions				(11)	(11)
Stock compensation	$ 3,700		736,300		740,000
Stock compensation, shares	370,000
Stock issuance for cash	$ 525	50,000	89,475		140,000
Stock issuance for cash, shares	52,500
Issuance of warrants			361,724		361,724
[custom:StockAndWarrantsIssuedDuringPeriodSharesPreferredStockAndWarrants]
Ending balance, value at Jun. 30, 2023	$ 94,850	(25,000)	4,979,172	(5,618,918)	(569,896)
Ending balance, shares at Jun. 30, 2023	9,485,000
Net income (loss)				(204,298)	(204,298)
Stock compensation	$ 300		59,700		60,000
Stock compensation, shares	30,000
Stock issuance for cash		25,000			25,000
Stock issuance for cash, shares
Ending balance, value at Sep. 30, 2023	$ 95,150		$ 5,038,872	$ (5,823,216)	$ (689,194)
Ending balance, shares at Sep. 30, 2023	9,515,000